                                             UAM Funds
                                             Funds for the Informed Investor/sm/




C & B Equity Portfolio
Annual Report                                                   October 31, 2001


                                                                      [LOGO] UAM

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1
Statement of Net Assets...................................................     4
Statement of Operations...................................................     8
Statement of Changes in Net Assets........................................     9
Financial Highlights......................................................    10
Notes to Financial Statements.............................................    11
Report of Independent Accountants.........................................    16
Federal Tax Information...................................................    17
--------------------------------------------------------------------------------

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2001

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Equity Portfolio for the year ended October 31, 2001.

For this period, the C & B Equity Portfolio outperformed its benchmark index, the S&P 500 Index. Over this period, the C & B Equity Portfolio rose 4.50% versus a decline of 24.90% for the S&P 500. Given Cooke & Bieler's "high quality, low risk" approach, these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "down" market.

The period ended October 31, 2001 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

As of October 31, 2001, common stocks represented 96% of the portfolio, with cash reserves being 4%.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Equity Portfolio should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500 Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.


Sincerely,

/s/ Samuel H. Ballam, III


Samuel H. Ballam, III

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                        Definition of Comparative Index
                        -------------------------------

S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------

Growth of a $10,000 Investment**

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2001
---------------------------------
  1 Year     5 Years     10 Years
---------------------------------
  4.50%      11.65%       12.05%
---------------------------------

                                    [CHART]

Initial Investment Date   10/31/91   Oct 92   Oct 93   Oct 94   Oct 95   Oct 96   Oct 97   Oct 98   Oct 99   Oct 00   Oct 01
-----------------------   -------    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
C&B Equity Fund           $10,000    $11,068  $11,516  $12,054  $14,740  $17,981  $23,453  $24,991  $26,923  $29,855  $31,198
S&P 500 Composite Index   $10,000    $10,995  $12,631  $13,119  $16,583  $20,576  $27,182  $33,161  $41,674  $44,212  $33,203

Index start date:         10/31/91
-----------------         --------

Periods ended on October 31st

* If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

* The graph represents the performance of the C&B Equity Portfolio and S&P 500 Composite Index for the past ten years.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

                See definition of comparative index on page 2.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 96.0%

                                                          Shares        Value
                                                        ----------   -----------
APPAREL & TEXTILES -- 1.8%
   VF................................................     20,700     $  687,654
                                                                     -----------
AUTOMOTIVE -- 5.0%
   Eaton.............................................     19,400      1,269,536
   Snap-On...........................................     25,400        679,704
                                                                     -----------
                                                                      1,949,240
                                                                     -----------
BANKS -- 5.3%
   Bank of New York..................................     25,000        850,250
   FleetBoston Financial.............................     19,900        653,914
   JP Morgan Chase...................................     16,100        569,296
                                                                     -----------
                                                                      2,073,460
                                                                     -----------
BEAUTY PRODUCTS -- 1.7%
   Avon Products.....................................     13,800        646,254
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.7%
   Interpublic Group.................................     47,000      1,055,150
                                                                     -----------
BUILDING & CONSTRUCTION -- 2.5%
   Sherwin-Williams..................................     39,500        962,220
                                                                     -----------
CHEMICALS -- 1.5%
   Avery Dennison....................................     12,800        592,640
                                                                     -----------
COMMUNICATIONS -- 1.0%
   SBC Communications................................     10,000        381,100
                                                                     -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
   Motorola..........................................     37,600        615,512
                                                                     -----------
COMPUTERS & SERVICES -- 2.2%
   Computer Sciences*................................     24,000        861,840
                                                                     -----------
CONSUMER DURABLES -- 1.9%
   Leggett & Platt...................................     34,000        736,780
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                        Shares        Value
                                                      ----------  -------------
CONSUMER NON-DURABLES -- 6.8%
   Energizer Holdings*.............................     28,000      $   461,720
   Hasbro..........................................     80,500        1,333,885
   Nike, Cl B......................................     17,000          839,120
                                                                    ------------
                                                                      2,634,725
                                                                    ------------
DIVERSIFIED MANUFACTURING -- 2.8%
   Hubbell, Cl B...................................     40,300        1,100,996
                                                                    ------------
ELECTRONICS -- 1.5%
   Molex, Cl A.....................................     23,300          579,005
                                                                    ------------
ENERGY -- 5.5%
   Exxon Mobil.....................................     25,400        1,002,030
   Royal Dutch Petroleum...........................     22,200        1,121,322
                                                                    ------------
                                                                      2,123,352
                                                                    ------------
FINANCIAL SERVICES -- 9.7%
   American Express................................     28,000          824,040
   Countrywide Credit Industries...................     25,200        1,006,236
   MBIA............................................     25,050        1,153,803
   Moody's.........................................     22,000          763,840
                                                                    ------------
                                                                      3,747,919
                                                                    ------------
FOOD, BEVERAGE & TOBACCO -- 3.6%
   Anheuser-Busch..................................     11,700          487,422
   PepsiAmericas...................................     68,600          894,544
                                                                    ------------
                                                                      1,381,966
                                                                    ------------
INSURANCE -- 3.5%
   AON.............................................     21,500          817,860
   Principal Financial Group*......................     25,000          562,500
                                                                    ------------
                                                                      1,380,360
                                                                    ------------
MACHINERY -- 2.6%
   Dover...........................................     31,000        1,021,450
                                                                    ------------
MEDICAL PRODUCTS -- 6.1%
   Becton Dickinson................................     22,800          816,240
   Dentsply International..........................     35,000        1,574,650
                                                                    ------------
                                                                      2,390,890
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                        Shares         Value
                                                      ----------    ------------
MULTI-INDUSTRY -- 1.0%
   National Service Industries.......................    22,000     $    390,280
                                                                    ------------
OFFICE EQUIPMENT -- 2.6%
   Pitney Bowes......................................    27,600        1,011,816
                                                                    ------------
PHARMACEUTICALS -- 9.0%
   Abbott Laboratories...............................    19,400        1,027,812
   Bristol-Myers Squibb..............................    18,000          962,100
   Merck.............................................    15,000          957,150
   Schering-Plough...................................    15,000          557,700
                                                                    ------------
                                                                       3,504,762
                                                                    ------------
PRINTING & PUBLISHING -- 2.8%
   Harte-Hanks.......................................    46,000        1,071,800
                                                                    ------------
RESTAURANTS -- 4.8%
   McDonald's........................................    28,500          742,995
   Wendy's International.............................    43,000        1,130,900
                                                                    ------------
                                                                       1,873,895
                                                                    ------------
RETAIL-DISCOUNT -- 3.2%
   Big Lots*.........................................   122,500          894,250
   Family Dollar Stores..............................    11,810          340,837
                                                                    ------------
                                                                       1,235,087
                                                                    ------------
UTILITIES -- 3.3%
   Duke Energy.......................................    33,600        1,290,576
                                                                    ------------
   TOTAL COMMON STOCK
     (Cost $37,052,224)..............................                 37,300,729
                                                                    ------------

The accompanying notes are an integral part of the financial statements.


UAM FUNDS                                                            C & B EQUITY PORTFOLIO
                                                                     OCTOBER 31, 2001

-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 4.1%
                                                                       Face
                                                                      Amount       Value
                                                                    ----------  -----------
REPURCHASE AGREEMENT -- 4.1%
     JP Morgan Chase 2.40%, dated 10/31/01,
        due 11/01/01 to be repurchased at $1,574,105,
        collateralized by $1,353,801 of various
        U.S. Treasury Obligations valued at $1,627,026
        (Cost $1,574,000)........................................   $1,574,000  $ 1,574,000
                                                                                -----------
     TOTAL INVESTMENTS -- 100.1%
        (Cost $38,626,224) (a)...................................                38,874,729
                                                                                -----------
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%..................                  (24,883)
                                                                                -----------
   NET ASSETS CONSIST OF:
     Paid in Capital.............................................                38,015,565
     Undistributed Net Investment Income.........................                     4,702
     Accumulated Net Realized Gain...............................                   581,074
     Net Unrealized Appreciation on Investments..................                   248,505
                                                                               ------------
     TOTAL NET ASSETS -- 100.0%...................................             $ 38,849,846
                                                                               ============

     Institutional Class Shares:
     Shares Issued and Outstanding (authorized 100 million
        shares -- $0.001 par value)..............................                 5,450,539
     Net Asset Value, Offering and Redemption Price Per Share....                     $7.13
                                                                                      =====

  * Non-Income Producing Security
 Cl Class
(a) The cost for federal income tax purposes was $39,484,497. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $609,768. This consisted of aggregate gross unrealized appreciation for all securities of $2,790,299, and gross unrealized depreciation for all securities of $3,400,067.


The accompanying notes are an integral part of the financial statements.


UAM FUNDS                                           C & B EQUITY PORTFOLIO
                                                    FOR THE YEAR ENDED OCTOBER 31, 2001

---------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Investment Income
Dividends.................................................................   $  629,237
Interest..................................................................      130,090
Less: Foreign Taxes Withheld..............................................       (7,881)
                                                                             ----------
   Total Income...........................................................      751,446
                                                                             ----------
Expenses
Investment Advisory Fees -- Note B........................................      246,431
Administrative Fees -- Note C.............................................       94,984
Printing Fees.............................................................       16,950
Audit Fees................................................................       15,372
Registration and Filing Fees..............................................       14,767
Legal Fees................................................................       11,887
Transfer Agent Fees.......................................................       10,170
Shareholder Servicing Fees................................................        5,300
Custodian Fees............................................................        5,251
Directors' Fees -- Note E.................................................        5,124
Other Expenses............................................................       18,501
                                                                             ----------
   Total Expenses.........................................................      444,737
                                                                             ----------
Less:
Investment Advisory Fees Waived -- Note B.................................      (49,364)
                                                                             ----------
   Net Expenses Before Expense Offset.....................................      395,373
Expense Offset -- Note A..................................................       (1,083)
                                                                             ----------
   Net Expenses After Expense Offset......................................      394,290
                                                                             ----------
Net Investment Income.....................................................      357,156
                                                                             ----------
Net Realized Gain on Investments..........................................    1,677,035
Net Change in Unrealized Appreciation (Depreciation) on Investments.......     (811,700)
                                                                             ----------
Net Gain on Investments...................................................      865,335
                                                                             ----------
Net Increase in Net Assets Resulting from Operations......................   $1,222,491
                                                                             ==========


The accompanying notes are an integral part of the financial statements.


UAM FUNDS                                                                       C & B EQUITY PORTFOLIO

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year Ended      Year Ended
                                                                           October 31,     October 31,
                                                                              2001            2000
                                                                           -----------     -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income..............................................     $   357,156    $    561,923
   Net Realized Gain..................................................       1,677,035       6,653,845
   Net Change in Unrealized Appreciation (Depreciation)...............        (811,700)     (4,210,705)
                                                                           -----------    ------------
   Net Increase in Net Assets
     Resulting from Operations........................................       1,222,491       3,005,063
                                                                           -----------    ------------
Distributions:
   Net Investment Income..............................................        (506,922)       (483,787)
   Net Realized Gain..................................................      (7,482,793)    (24,216,251)
                                                                           -----------    ------------
   Total Distributions................................................      (7,989,715)    (24,700,038)
                                                                           -----------    ------------
Capital Share Transactions:
   Issued.............................................................      12,657,688      14,894,576
   In Lieu of Cash Distributions......................................       7,614,987      23,875,293
   Redeemed...........................................................      (9,906,435)    (55,115,656)
                                                                           -----------    ------------
   Net Increase (Decrease) from Capital Share Transactions............      10,366,240     (16,345,787)
                                                                           -----------    ------------
     Total Increase (Decrease)........................................       3,599,016     (38,040,762)
Net Assets:
   Beginning of Period................................................      35,250,830      73,291,592
                                                                           -----------    ------------
   End of Period (Including undistributed net investment income of
     $4,702 and $154,468, respectively)...............................     $38,849,846    $ 35,250,830
                                                                           ===========    ============
Shares Issued and Redeemed:
   Shares Issued......................................................       1,651,845       1,608,727
   In Lieu of Cash Distributions......................................       1,093,146       3,155,020
   Shares Redeemed....................................................      (1,341,046)     (6,796,141)
                                                                           -----------    ------------
   Net Increase (Decrease) in Shares Outstanding......................       1,403,945      (2,032,394)
                                                                           ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  Selected Per Share Data & Ratios
                                                                    For a Share Outstanding Throughout Each Period

                                                                            Years Ended October 31
                                                          --------------------------------------------------------
                                                            2001        2000        1999        1998        1997
                                                          --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period..................    $   8.71    $  12.06    $  13.58    $  16.71    $  17.89
Income from Investment
   Operations
   Net Investment Income..............................        0.07        0.12        0.16        0.18        0.25
   Net Realized and
     Unrealized Gain..................................        0.27        0.54        0.72        0.76        3.82
                                                          --------    --------    --------    --------    --------
   Total from
     Investment Operations............................        0.34        0.66        0.88        0.94        4.07
                                                          --------    --------    --------    --------    --------
Distributions:
   Net Investment Income..............................       (0.11)      (0.09)      (0.16)      (0.19)      (0.26)
   Net Realized Gain..................................       (1.81)      (3.92)      (2.24)      (3.88)      (4.99)
                                                          --------    --------    --------    --------    --------
   Total Distributions................................       (1.92)      (4.01)      (2.40)      (4.07)      (5.25)
                                                          --------    --------    --------    --------    --------
Net Asset Value,
   End of Period......................................    $   7.13    $   8.71    $  12.06    $  13.58    $  16.71
                                                          ========    ========    ========    ========    ========

   Total Return+......................................        4.50%      10.89%       7.73%       6.56%      30.43%
                                                          ========    ========    ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands).................    $ 38,850    $ 35,251    $ 73,292    $159,256    $149,848
Ratio of Expenses to Average Net Assets...............        1.00%       1.00%       0.89%       0.83%       0.83%
Ratio of Net Investment Income
   to Average Net Assets..............................        0.91%       1.16%       1.12%       1.26%       1.47%
Portfolio Turnover Rate...............................          41%         48%         43%         43%         55%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

         6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement effective October 19, 2001, Cooke & Bieler, L.P. (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The former Adviser, Cooke & Bieler, Inc. was an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"). The Adviser and former Adviser have voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio, under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $45,570, of which $19,132 was paid to SEI for their services, $6,751 to DST for their services, and $4,951 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the Administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the seven months ended October 31, 2001, the Administrator was paid $21,717.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the seven months ended October 31, 2001, the Portfolio paid PBHGSSC $6,017.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors,
Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the year ended October 31, 2001, the Portfolio made purchases of $18,844,115 and sales of $14,922,387 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At October 31, 2001, 77% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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     I. Subsequent Event -- Reorganization (Unaudited): As of November 19, 2001,
the Portfolio completed a reorganization of the Portfolio into a corresponding portfolio of The Advisor's Inner Circle Fund. At a shareholder meeting held on October 19, 2001, the shareholders of the Portfolio voted on the proposals listed below. The results of the voting were as follows:

1. To approve a new Investment Advisory Agreement between Cooke & Bieler, L.P. and UAM Funds, Inc. on behalf of each of the C&B Funds, results were as follows:

C&B Equity Portfolio
FOR           4,721,646.00  99.93% of shares voted   86.77% of total shares
AGAINST               0.00   0.00% of shares voted    0.00% of total shares
ABSTAIN           3,282.00   0.06% of shares voted    0.06% of total shares

2. To approve a reorganization as set forth in an Agreement and Plan of Reorganization and Liquidation between UAM Funds, Inc., on behalf of the C&B Equity Portfolio, C&B Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio, and The Advisors, Inner Circle Fund on behalf of the "new" C&B
(AIC) Equity Portfolio, C&B (AIC) Equity Portfolio for Taxable Investors and C&B
(AIC) Mid Cap Equity Portfolio, results were as follows:

C&B Equity Portfolio
FOR           4,612,265.00  97.61% of shares voted   84.76% of total shares
AGAINST               0.00   0.00% of shares voted    0.00% of total shares
ABSTAIN           3,282.00   0.06% of shares voted    0.06% of total shares
BROKER          109,881.00   2.31% of shares voted    2.01% of total shares
NON-VOTE

                                      15
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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Equity Portfolio (one of the portfolios constituting UAM Funds, Inc., hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 14, 2001

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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Federal Income Tax Information (Unaudited)

The C&B Equity Portfolio hereby designates $7,482,793 long-term capital gain dividend for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended October 31, 2001 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 91.7%.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
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Officers and Directors

James F. Orr, III                         Linda T. Gibson
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Suzan M. Barron
Director                                  Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Director                                  Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Cooke & Bieler, L.P.
1700 Market Street
Philadelphia, PA 19103

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109
                                   --------------------------------------------
                                    This report has been prepared for
                                    shareholders and may be distributed
                                    to others only if preceded or
                                    accompanied by a current prospectus.
                                   --------------------------------------------